As filed with the Securities and Exchange Commission on June 15, 2011

Securities Act File No. 333-111662

Investment Company Act File No. 811-21482

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.                  ☐

POST-EFFECTIVE AMENDMENT NO. 27 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 27 ☒

(Check appropriate box or boxes)

SunAmerica Specialty Series

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 858-8850

Gregory N. Bressler, Esq.	With copies to:
Senior Vice President and General Counsel	Margery Neale
SunAmerica Asset Management Corp.	Willkie Farr & Gallagher LLP
Harborside Financial Center	787 Seventh Avenue
3200 Plaza 5	New York, NY 10019
Jersey City, NJ 07311
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐   immediately upon filing pursuant to paragraph (b)

☒   on June 15, 2011 pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 15th day of June, 2011.

SUNAMERICA SPECIALITY SERIES
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLES	DATE

*
Peter A. Harbeck	Trustee	June 15, 2011

/s/ Donna M. Handel
Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	June 15, 2011

*
Richard W. Grant	Trustee	June 15, 2011

*
Stephen J. Gutman	Trustee	June 15, 2011

*
William F. Devin	Trustee	June 15, 2011

*
Dr. Judith L. Craven	Trustee	June 15, 2011

*
William J. Shea	Trustee	June 15, 2011

/s/ John Genoy
John Genoy	President (Principal Executive Officer)	June 15, 2011

*By:

/s/ John E. McLean	June 15, 2011
John E. McLean Attorney-in-Fact

*                 Pursuant to a power of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase